Equity - Schedule Of Detailed Information About Hedges Of Net Investments Of Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about hedges [line items]
Balance at January 1	$ 520,281	$ 16,992	$ 121,833	$ (429,265)
Foreign currency risk – loans denominated in foreign currency	(242,840)	(7,931)	398,448	551,098
Balance at December 31	$ 277,441	$ 9,061	$ 520,281	$ 121,833